Organization and Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) Segments	Mar. 31, 2019 USD ($)	Mar. 27, 2020 USD ($)
Organization and Summary of Significant Accounting Policies (Textual)
Outstanding voting share percentage	50.00%
Accounts receivable and concentration of credit risk, percenatge	Pinnacle Frac receives an advance from the factoring agent of 98% of the amount invoiced to the customer within one business day. The Company recognizes revenue for 100% of the gross amount invoiced, records an expense for the 2% finance charge by the factoring agent, and realizes cash for the 98% net proceeds received.
Exercise of warrants	$ 6,000
Fund amount	$ 35,000
Organization and summary of significant accounting policies, description	Trend Discovery LP currently owns approximately 1% of Volans-i and has participation rights to future financings to maintain its ownership at 1% indefinitely. More information can be found at flyvoly.com.
Additional operating liabilities	$ 732		$ 732
Intangible assets estimated useful lives	These intangible assets are being amortized over estimated flows over the estimated useful lives of ten years for the customer relationships and on a straight-line basis over five years for the non-compete agreements.
Net loss	$ (12,137)	$ (13,650)
Accumulated deficit	(128,023)	(115,886)
Cash and cash equivalents	406
Cash used in operating activities	$ (5,490)	$ (9,040)
Revenue generating subsidiaries with reserves, description	The Company's acquisition of Banner Midstream on March 27, 2020 which bring revenue generating subsidiaries with reserves of oil properties over $6 million and existing customer relationships over $2 million.
Number of segments | Segments	3
Limitation on capitalized costs	(1) estimated future gross revenues from proved reserves, which is computed using oil and gas prices determined as the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month hedging arrangements pursuant to SAB 103, less (2) estimated future expenditures (based on current costs) to be incurred in developing and producing the proved reserves; plus, (b) the cost of properties being amortized; plus, (c) the lower of cost or estimated fair value of unproven properties included in the costs being amortized, net of (d) the related tax effects related to the difference between the book and tax basis of our oil and natural gas properties. A ceiling test was performed as of March 31, 2020 and there was no indication of impairment on the oil and gas properties.
Merger Agreement [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Ownership percentage of the company		100.00%
Ecoark And Magnolia Solar [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Ownership percentage of the company	100.00%
Eco 360 Pioneer Products [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Ownership percentage of the company	100.00%
Zest Labs [Member]
Organization and Summary of Significant Accounting Policies (Textual)
Ownership percentage of the company	100.00%
Organization and summary of significant accounting policies, description	Zest Labs, offers the Zest Fresh solution, a breakthrough approach to quality management of fresh food, specifically designed to help substantially reduce the $161 billion amount of food loss the U.S. experiences each year. Banner Midstream is engaged in oil and gas exploration, production and drilling operations on over 10,000 cumulative acres of active mineral leases in Texas, Louisiana, and Mississippi.